Balances and Transactions with Related Parties (Details) - Schedule of balances with related parties ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of balances with related parties [Abstract]
Payables	₪ 403	$ 125	₪ 601
Payables (in Dollars)	₪ 403	$ 125	₪ 601